Note 16 - Segmented Information and Revenue - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019
Statement Line Items [Line Items]
Segmented assets	$ 2,309,072			$ 1,951,990
Segmented liabilities	1,138,855			1,185,714
Segmented revenue	97,124	$ 111,964	$ 80,355
Segmented direct costs	74,892	44,936	38,120
Segmented selling, general & administrative expense	(356,207)	277,003	310,965
Net Profit (Loss) for the Period	233,619	(314,522)	(544,093)	477,088
Foreign exchange	(49,169)	(2,867)	29,341
Interest income (expense)	20,954	(4,231)	(14,952)
Share-based payment	(4,861)	(27,758)	(23,408)
Other comprehensive income (loss)	165,461	(14,377)	369	$ (34,372)
Total Comprehensive Income (Loss)	399,080	(328,899)	(543,723)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	483,281	166,183	112,925
Segmented liabilities	368,896	326,088	103,105
Segmented revenue			35,612
Segmented direct costs	39,278	23,005	17,250
Segmented selling, general & administrative expense	(603,902)	58,525	87,407
Segmented other expense	897	2,843	430
Net Profit (Loss) for the Period	552,394	(61,589)	(326,909)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	70,962	80,296
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	89	207
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,758,244	991,858	954,906
Segmented liabilities	625,325	176,976	161,060
Segmented revenue			44,743
Segmented direct costs	35,614	21,931	20,870
Segmented selling, general & administrative expense	91,102	99,964	39,478
Segmented other expense	28,319	8,948	8,257
Net Profit (Loss) for the Period	(128,961)	(99,383)	(23,862)
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	26,073	31,461
Head office [member]
Statement Line Items [Line Items]
Segmented assets	67,547	50,322	100,176
Segmented liabilities	144,634	447,846	870,403
Segmented revenue
Segmented direct costs
Segmented selling, general & administrative expense	156,593	118,515	184,080
Segmented other expense	144	179	223
Net Profit (Loss) for the Period	(156,738)	(118,694)	(184,302)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,309,072	1,208,363	1,168,007
Segmented liabilities	1,138,855	950,910	1,134,568
Segmented revenue			80,355
Segmented direct costs	74,892	44,936	38,120
Segmented selling, general & administrative expense	(356,207)	277,003	310,965
Segmented other expense	29,360	11,970	8,910
Net Profit (Loss) for the Period	266,695	(279,666)	$ (535,073)
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	70,962	80,296
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	$ 26,162	$ 31,668